Long-Term Debt (Schedule of Debt Maturities) (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Debt Maturities [Abstract]
2015	$ 3,604
2016	1,126,920
2017	8,208
2018	909,272
2019	8,300,043
Thereafter	10,212,868
Total	$ 20,560,915